Restructuring Charges	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Restructuring Charges
15. Restructuring Charges
During 2023, the Company recorded restructuring charges of $1.7 million (2022 – $11.6 million, 2021 – $1.8 million).

The restructuring charges in 2023 primarily related to organizational changes made to the Company's commercial and technical operations teams.

The restructuring charges in 2022 primarily related to the reorganization and realignment of resources of the Company's shared service functions and the separation of information technology systems following the sale of the Teekay Gas Business, and costs associated with the termination of the charter contract for the Sevan Hummingbird FPSO unit. For the year ended December 31, 2022, $2.6 million of the costs were recovered from Seapeak and were recorded as part of revenues on the consolidated statement of income (loss).

The restructuring charges in 2021 primarily related to costs associated with the termination of contract for the Sevan Hummingbird FPSO unit.

At December 31, 2023 and 2022, $0.7 million and $3.0 million, respectively, of restructuring liabilities were included in accrued liabilities on the consolidated balance sheets.